Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Statement Of Income And Comprehensive Income [Abstract]
Net (loss) income attributable to Taro	$ (386,653)	$ 244,241	$ 281,777
Other comprehensive income (loss):
Change in unrealized gain (loss) from marketable securities	7,738	(16,415)	11,919
Change in unrealized gain (loss) from hedging instruments	3,678	(2,513)
Foreign currency translation adjustments		(1)	(45,742)
Total other comprehensive income (loss) attributable to Taro	11,416	(18,929)	(33,823)
Total comprehensive (loss) income attributable to Taro	$ (375,237)	$ 225,312	$ 247,954